SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS (Details)	6 Months Ended
Jun. 30, 2012
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 1	785,179
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 2	32,844,632